Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, per share	$ 0.0001	$ 0.0001
Common stock shares, authorized	150,000,000	50,000,000
Common stock shares, issued	1,475,318	314,065
Common stock shares, outstanding	1,475,318	314,065
Preferred stock, per share	$ 0.0001	$ 0.0001
Preferred stock shares, authorized	5,000,000	5,000,000
Preferred stock shares, issued	311,521	0
Preferred stock shares, outstanding	311,521	0